LORD ABBETT AFFILIATED FUND, INC.
LORD ABBETT BLEND TRUST
        Lord Abbett Small-Cap Blend Fund
LORD ABBETT BOND-DEBENTURE FUND, INC.
LORD ABBETT DEVELOPING GROWTH FUND, INC.
LORD ABBETT GLOBAL FUND, INC.
        Equity Series
        Income Series
LORD ABBETT INVESTMENT TRUST
        Balanced Series
        Lord Abbett Core Fixed Income Fund
        Lord Abbett High Yield Fund
        Limited Duration U.S. Government Securities
          Series (effective 10/1/2003 - Lord Abbett
          Limited Duration U.S. Government &
          Government Sponsored Enterprises Fund)
        Lord Abbett Total Return Fund
        U.S. Government Securities Series (effective
          10/1/2003 - Lord Abbett U.S. Government &
          Government Sponsored Enterprises Fund)
        Lord Abbett Convertible Fund
LORD ABBETT LARGE-CAP GROWTH FUND
LORD ABBETT MID-CAP VALUE FUND, INC.
LORD ABBETT RESEARCH FUND, INC.
        Lord Abbett Growth Opportunities Fund
        Large-Cap Series
        Small-Cap Value Series
        Lord Abbett America's Value Fund
LORD ABBETT SECURITIES TRUST
        Alpha Series
        Lord Abbett All Value Fund
        International Series (effective 10/1/2003 - Lord Abbett
        International Opportunities Fund)
        Lord Abbett Large-Cap Value Fund
        Lord Abbett Micro-Cap Growth Fund
        Lord Abbett Micro-Cap Value Fund
LORD ABBETT TAX-FREE INCOME FUND, INC.
        Lord Abbett California Tax-Free Income Fund
        Lord Abbett Connecticut Tax-Free Income Fund
        Lord Abbett Hawaii Tax-Free Income Fund
        Lord Abbett Minnesota Tax-Free Income Fund
        Lord Abbett Missouri Tax-Free Income Fund
        Lord Abbett National Tax-Free Income Fund
        Lord Abbett New Jersey Tax-Free Income Fund
        Lord Abbett New York Tax-Free Income Fund
        Lord Abbett Texas Tax-Free Income Fund
        Lord Abbett Washington Tax-Free Income Fund
LORD ABBETT TAX-FREE INCOME TRUST
        Florida Series
        Georgia Series
        Michigan Series
        Pennsylvania Series
        Lord Abbett Insured Intermediate Tax-Free Fund


                   SUPPLEMENT DATED SEPTEMBER 26, 2003 TO THE
                      STATEMENTS OF ADDITIONAL INFORMATION
                            (CLASS A, B, C, P, & Y)

The following information hereby amends the Statement of Additional Information for the Funds, Portfolios, and/or Series of the above referenced investment companies. Insert or replace, as appropriate, the following paragraphs under the caption "PURCHASES, REDEMPTIONS AND PRICING":

Portfolio securities are valued at market value as of the close of the NYSE. Market value will be determined as follows: securities listed or admitted to trading privileges on any national or foreign securities exchange, or on the NASDAQ National Market System are valued at the last sale price, or, if there is no sale on that day, at the last bid, or, in the case of bonds, in the over-the-counter market if that market more accurately reflects the market value of the bonds. Unlisted equity securities are valued at the last transaction price, or, if there were no transactions that day, at the mean between the last bid and asked prices. Over-the-counter fixed income securities are valued at prices supplied by independent pricing services, which reflect broker-dealer-supplied valuations and electronic data processing techniques reflecting the mean between the bid and asked prices. Securities for which market quotations are not available are valued at fair market value under procedures approved by the Board.

All assets and liabilities expressed in foreign currencies will be converted into United States dollars at the exchange rates of such currencies against United States dollars provided by an independent pricing service at the close of regular trading on the London Stock Exchange. If such exchange rates are not available, the rate of exchange will be determined in accordance with the policies established by the Board.



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